PARENT ONLY INFORMATION	12 Months Ended
Dec. 31, 2019
PARENT ONLY INFORMATION
PARENT ONLY INFORMATION

23.         PARENT ONLY INFORMATION

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and VIEs.

Investments in subsidiaries and VIEs

The Company and its subsidiaries and VIEs were included in the consolidated financial statements where the intercompany transactions and balances were eliminated upon consolidation. For purpose of the Company’s standalone financial statements, its investments in subsidiaries and VIEs were reported using the equity method of accounting. The Company’s deficit in subsidiaries and VIEs were reported as equity in losses of subsidiaries and VIEs in the accompanying parent company financial statements.

Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to $nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this parent only information, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs’ subsidiary regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

The following represents condensed unconsolidated financial information of LightInTheBox Holding Co., Ltd.

a.	Condensed Balance Sheets:

	December 31,
	2018	2019
ASSETS
Current assets
Cash and cash equivalents	$311	$134
Prepaid expenses and other current assets	168	209
Amounts due from subsidiaries and VIEs	166,636	164,146
TOTAL ASSETS	$167,115	$164,489

LIABILITIES AND (DEFICIT) / EQUITY

Current Liabilities
Convertible promissory notes	51,922	—
Accrued expenses and other current liabilities	1,880	618
Deficit of investment in subsidiaries and VIEs	121,113	132,044
TOTAL LIABILITIES	$174,915	$132,662

(DEFICIT) / EQUITY
Ordinary shares	$11	$14
Additional paid-in capital	239,269	262,888
Forward contracts	—	15,769
Treasury shares, at cost	(27,261)	(27,512)
Accumulated deficit	(218,887)	(217,888)
Accumulated other comprehensive loss	(932)	(1,444)
TOTAL (DEFICIT) / EQUITY	(7,800)	31,827
TOTAL LIABILITIES AND (DEFICIT) / EQUITY	$167,115	$164,489

b.	Condensed Statements of Operations and Comprehensive (Loss)/Income:

	Year ended December 31
	2017	2018	2019
General and administrative	2,246	1,145	1,113
Operating loss	(2,246)	(1,145)	(1,113)
Share of loss from subsidiaries and VIEs	(7,407)	(35,665)	(12,479)
Interest income	105	—	—
Change in fair value of convertible promissory notes	—	(22,791)	14,591
(Loss) / Income before income taxes	(9,548)	(59,601)	999
Income tax expense	—	—	—
Net (loss) / income	(9,548)	(59,601)	999
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	380	(733)	(512)
Total comprehensive (loss) / income	$(9,168)	$(60,334)	$487

c.	Condensed Statements of Cash Flows:

	Year ended December 31,
	2017	2018	2019

Net (loss) / income	(9,548)	(59,601)	999
Share of loss from subsidiaries and VIEs	7,407	35,665	12,479
Change in fair value of convertible promissory notes	—	22,791	(14,591)
Prepaid expenses and other current assets	112	283	(41)
Accrued expenses and other current liabilities	(126)	(1,469)	(1,262)
Net cash used in operating activities	$(2,155)	$(2,331)	$(2,416)
Changes in amounts due from subsidiaries and VIEs	(23,883)	4,512	2,490
Net cash (used in) / provided by investing activities	$(23,883)	$4,512	$2,490
Proceeds from private placement and options exercised	37	13	—
Repurchase of ordinary shares	(3,101)	(3,354)	(251)
Net cash used in financing activities	$(3,064)	$(3,341)	$(251)
Net decrease in cash and cash equivalents	(29,102)	(1,160)	(177)
Cash and cash equivalents at beginning of the year	30,573	1,471	311
Cash and cash equivalents at end of the year	1,471	311	134